Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and equivalents	$ 1,720	$ 2,497	$ 1,542
Short-term investments		3	18
Accounts receivable, net of allowance for doubtful accounts: 2014 - $38; 2013 - $50	1,063	932	949
Prepaid and other current assets	227	174	245
Deferred income taxes	203	363	108
Prepaid and other current assets		171	227
Assets held for sale		0	97
Total current assets	3,213	3,966	2,941
Property and equipment:
Buildings and leasehold improvements		287	436
Equipment and furniture		482	422
Total property and equipment		769	858
Less: accumulated depreciation	(582)	(563)	(609)
Property and equipment, net	208	206	249
Goodwill	1,383	1,387	1,409
Other intangible assets, net	977	1,004	1,033
Asset for pension benefits	58	28	261
Other non-current assets	174	180	168
Other non-current assets	232	208
Total assets	6,013	6,771	6,061
Current liabilities:
Accounts payable	181	191	210
Accrued compensation and contributions to retirement plans	264	410	423
Income taxes currently payable	51	32	15
Unearned revenue	1,387	1,323	1,268
Accrued legal and regulatory settlements	23	1,609	0
Other current liabilities	334	402	402
Other current liabilities	385	434
Liabilities held for sale		0	54
Total current liabilities	2,240	3,967	2,372
Long-term debt	1,494	799	799
Pension and other postretirement benefits	285	333	264
Deferred income taxes	87	56	206
Other non-current liabilities	282	267	266
Other non-current liabilities	369	323
Total liabilities	4,388	5,422	3,907
Redeemable noncontrolling interest	$ 810	$ 810	$ 810
Commitments and contingencies (Note 12)
Equity:
Common stock, $1 par value: authorized - 600 million shares; issued - 412 million shares in 2014 and 2013	$ 412	$ 412	$ 412
Additional paid-in capital	435	493	447
Retained income	7,438	6,946	7,384
Accumulated other comprehensive loss	(511)	(514)	(196)
Less: common stock in treasury - at cost: 2014 - 140 million shares; 2013 - 141 million shares	(7,011)	(6,849)	(6,746)
Total equity – controlling interests	763	488	1,301
Total equity – noncontrolling interests (2013 includes $25 attributable to discontinued operations)	52	51	43
Total equity	815	539	1,344
Total liabilities and equity	$ 6,013	$ 6,771	$ 6,061